Schedule of Investments (unaudited)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2022	(Formerly iShares® MSCI Global Impact ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
CSL Ltd.	18,117	$3,524,572
IDP Education Ltd.	21,942	373,610
Vicinity Centres	554,759	750,777
		4,648,959
Austria — 0.2%
Verbund AG	10,079	1,002,707

Belgium — 4.4%
Elia Group SA/NV	7,126	1,172,329
Umicore SA	412,228	18,300,916
		19,473,245
Canada — 5.6%
Northland Power Inc.	57,622	1,747,543
Saputo Inc.	239,254	4,810,238
West Fraser Timber Co. Ltd.	199,274	18,385,797
		24,943,578
Chile — 1.7%
Empresas CMPC SA	4,422,420	7,645,134

China — 11.6%
3SBio Inc.(a)(b)	339,000	251,857
Anjoy Foods Group Co. Ltd., Class A	5,100	100,064
Beijing Easpring Material Technology Co. Ltd., Class A	14,800	153,810
Beijing Enterprises Water Group Ltd.	5,756,000	1,906,971
BYD Co. Ltd., Class A	13,589	600,164
BYD Co. Ltd., Class H	62,500	2,221,333
CECEP Solar Energy Co. Ltd., Class A	64,800	73,581
CECEP Wind Power Corp, Class A	73,900	50,923
Chacha Food Co. Ltd., Class A	1,600	13,300
China Conch Venture Holdings Ltd.	564,000	1,467,128
China Everbright Environment Group Ltd.	10,056,000	6,045,306
China Longyuan Power Group Corp. Ltd., Class H	1,282,000	2,729,910
China Medical System Holdings Ltd.	201,000	297,012
China Mengniu Dairy Co. Ltd.	1,070,000	5,478,398
China Railway Signal & Communication Corp. Ltd., Class A	323,336	220,643
China Three Gorges Renewables Group Co. Ltd., Class A	214,700	199,258
Contemporary Amperex Technology Co. Ltd., Class A	24,900	1,516,062
CSPC Pharmaceutical Group Ltd.	841,520	899,143
Gotion High-tech Co. Ltd., Class A(b)	19,200	105,683
Hansoh Pharmaceutical Group Co. Ltd.(a)	74,000	133,116
Henan Shuanghui Investment & Development Co. Ltd., Class A	125,900	533,507
Li Auto Inc., ADR(b)	160,863	4,032,835
LONGi Green Energy Technology Co. Ltd., Class A	93,900	1,106,084
Ming Yang Smart Energy Group Ltd., Class A	128,900	489,479
NIO Inc., ADR(b)	346,934	6,033,182
Riyue Heavy Industry Co. Ltd., Class A	26,700	85,661
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,600	28,098
Shimao Group Holdings Ltd.(c).	11,517,500	5,743,207
Sungrow Power Supply Co. Ltd., Class A	27,400	327,294
Tingyi Cayman Islands Holding Corp.	1,198,000	2,117,821
Titan Wind Energy Suzhou Co. Ltd., Class A	65,700	134,247
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	7,400	53,406
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	314,800	580,664
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	275,504	450,680
Security	Shares	Value

China (continued)
Xinyi Solar Holdings Ltd.	962,000	$1,707,550
XPeng Inc., ADR(b)(d)	98,344	2,311,084
Yadea Group Holdings Ltd.(a)	978,000	1,587,760
		51,786,221
Denmark — 7.9%
Genmab A/S(b)	1,084	329,925
Novo Nordisk A/S, Class B	76,006	8,440,503
Orsted AS(a)	35,975	4,054,721
Rockwool A/S, Class B	8,526	2,368,601
Vestas Wind Systems A/S	778,921	19,895,385
		35,089,135
France — 1.5%
Covivio	11,587	846,090
Gecina SA	3,989	469,312
Ipsen SA	5,205	521,153
Klepierre SA	80,275	1,832,468
Unibail-Rodamco-Westfield(b)	40,304	2,824,146
		6,493,169
Germany — 1.9%
LEG Immobilien SE	15,980	1,647,266
Vonovia SE	174,823	6,668,383
		8,315,649
Hong Kong — 5.6%
Henderson Land Development Co. Ltd.	243,000	1,029,672
Link REIT	149,500	1,351,832
MTR Corp. Ltd.	409,500	2,208,844
Sun Hung Kai Properties Ltd.	453,500	5,544,520
Swire Properties Ltd.	277,400	678,238
Vinda International Holdings Ltd.	297,000	744,090
WH Group Ltd.(a)	17,541,000	13,413,024
		24,970,220
India — 0.6%
Adani Green Energy Ltd.(b)	5,269	127,627
Colgate-Palmolive India Ltd.	13,440	280,866
Godrej Consumer Products Ltd.(b)	20,842	205,792
Hindustan Unilever Ltd.	41,446	1,247,843
Marico Ltd.	42,796	293,016
Nestle India Ltd.	1,763	400,384
		2,555,528
Indonesia — 0.1%
Unilever Indonesia Tbk PT	676,900	219,288

Japan — 13.3%
Asahi Intecc Co. Ltd.	10,000	150,484
Central Japan Railway Co.	46,800	5,797,218
Chugai Pharmaceutical Co. Ltd.	39,700	1,085,325
Daiichi Sankyo Co. Ltd.	91,600	2,429,235
Daiwa House Industry Co. Ltd.	693,000	16,690,315
Daiwa House REIT Investment Corp.	158	390,904
East Japan Railway Co.	255,400	13,093,333
Eisai Co. Ltd.	37,700	1,552,554
Japan Metropolitan Fund Invest	912	772,070
Japan Real Estate Investment Corp.	100	495,789
Kyowa Kirin Co. Ltd.	17,400	374,870
Nippon Building Fund Inc.	114	619,234
Nippon Prologis REIT Inc.	188	501,701
Nisshin Seifun Group Inc.	175,700	2,056,363
Nissin Foods Holdings Co. Ltd.	28,100	1,837,819
Nomura Real Estate Master Fund Inc.	403	525,731

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2022	(Formerly iShares® MSCI Global Impact ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co. Ltd.	33,600	$889,620
Shionogi & Co. Ltd.	15,700	836,409
Sysmex Corp.	11,700	783,222
Terumo Corp.	40,500	1,307,463
TOTO Ltd.	126,700	4,267,448
Unicharm Corp.	87,000	2,985,062
		59,442,169
Malaysia — 0.1%
PPB Group Bhd	53,900	204,595
QL Resources Bhd	340,400	398,824
		603,419
Mexico — 0.5%
Gruma SAB de CV, Class B	100,200	1,190,659
Kimberly-Clark de Mexico SAB de CV, Class A	722,700	1,118,908
		2,309,567
Netherlands — 0.3%
JDE Peet’s NV	43,379	1,269,418

Norway — 0.7%
Mowi ASA	87,905	2,294,474
Salmar ASA	11,337	841,870
		3,136,344
Saudi Arabia — 0.1%
Almarai Co. JSC	41,330	603,985

Singapore — 0.5%
CapitaLand Integrated Commercial Trust	745,140	1,188,427
City Developments Ltd.	142,800	859,231
Mapletree Commercial Trust	301,200	390,654
		2,438,312
Spain — 0.2%
EDP Renovaveis SA	36,534	893,764

Sweden — 2.7%
Essity AB, Class B	300,694	7,898,167
Svenska Cellulosa AB SCA, Class B	234,397	4,254,547
		12,152,714
Switzerland — 4.8%
Geberit AG, Registered	6,004	3,296,775
Novartis AG, Registered	196,884	17,884,900
		21,181,675
Taiwan — 1.8%
Taiwan High Speed Rail Corp.	695,000	661,282
Uni-President Enterprises Corp.	3,245,000	7,508,634
		8,169,916
Thailand — 0.2%
BTS Group Holdings PCL, NVDR	2,623,000	681,454

United Kingdom — 6.0%
Berkeley Group Holdings PLC	46,718	2,474,218
Johnson Matthey PLC	598,261	15,899,356
Land Securities Group PLC	66,745	644,569
Pearson PLC	640,018	6,091,319
United Utilities Group PLC	131,981	1,759,337
		26,868,799
United States — 26.0%
Abiomed Inc.(b)	2,065	544,540
Security	Shares	Value

United States (continued)
Alexandria Real Estate Equities Inc.	13,205	$2,191,370
Alnylam Pharmaceuticals Inc.(b)	2,811	353,624
Amgen Inc.	44,033	11,305,032
BioMarin Pharmaceutical Inc.(b)	13,648	1,025,374
Boston Properties Inc.	22,582	2,510,667
Citrix Systems Inc.	36,037	3,628,566
Colgate-Palmolive Co.	89,939	7,088,093
Dexcom Inc.(b)	4,673	1,392,274
Digital Realty Trust Inc.	72,626	10,137,863
Edwards Lifesciences Corp.(b)	27,742	2,797,781
Eli Lilly & Co.	33,023	10,350,729
Enphase Energy Inc.(b)	12,929	2,407,250
Healthpeak Properties Inc.	51,327	1,523,899
Horizon Therapeutics PLC(b)	16,851	1,511,366
Hormel Foods Corp.	106,453	5,181,067
Incyte Corp.(b)	20,528	1,557,870
Insulet Corp.(b)	3,191	681,215
Jazz Pharmaceuticals PLC(b)(d)	12,500	1,871,000
Kimberly-Clark Corp.	133,141	17,710,416
Regeneron Pharmaceuticals Inc.(b)	14,486	9,629,424
Seagen Inc.(b)(d)	4,367	592,515
SolarEdge Technologies Inc.(b)	9,541	2,602,689
Sun Communities Inc.	16,426	2,695,999
Vertex Pharmaceuticals Inc.(b)(d)	17,544	4,713,196
VMware Inc., Class A	43,318	5,549,036
Xylem Inc./NY	54,450	4,587,412
		116,140,267

Total Common Stocks — 99.3%
(Cost: $463,627,065)		443,034,636

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	3,663,171	3,663,171
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	610,000	610,000
		4,273,171

Total Short-Term Securities — 0.9%
(Cost: $4,273,171)		4,273,171

Total Investments in Securities — 100.2%
(Cost: $467,900,236)		447,307,807

Liabilities in Excess of Other Assets — (0.2)%		(1,063,512)

Net Assets — 100.0%		$446,244,295

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2022	(Formerly iShares® MSCI Global Impact ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,422,442	$—	$(18,755,300	)(a)	$(3,971)	$—	$3,663,171	3,663,171	$882,067	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,070,000	—	(460,000	)(a)	—	—	610,000	610,000	543		—
					$(3,971)	$—	$4,273,171		$882,610		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	16	06/17/22	$1,630	$(13,850)
MSCI Emerging Markets Index	15	06/17/22	797	(11,403)
S&P 500 E-Mini Index	2	06/17/22	413	(21,634)
				$(46,887)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2022	(Formerly iShares® MSCI Global Impact ETF)

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$165,043,111	$272,248,318	$5,743,207	$443,034,636
Money Market Funds	4,273,171	—	—	4,273,171
	$169,316,282	$272,248,318	$5,743,207	$447,307,807
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(46,887)	$—	$—	$(46,887)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

 4